Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000218707 | 458809811 | Intermediate Bond Fund of America, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000218707 | 097873814 | Bond Fund of America (The), Class R-6
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000218707 | 82524A813 | Short Term Bond Fund of America, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000218707 | 027681816 | American Mutual Fund, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000218707 | 453320814 | Income Fund of America (The), Class R-6
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000218707 | 02631E789 | American Funds Strategic Bond Fund, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000218707 | 024071813 | American Balanced Fund, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218707 | 02631W771 | American Funds Multi-Sector Income Fund, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218707 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218707 | GDI123854 | Fidelity Treasury Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218707 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.50%
C000218707 | Mixed Allocation024071813
Holdings [Line Items]
Percent of Total Investments	99.50%
C000218707 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218707 | Equity
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000218707 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000218707 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000218708 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000218708 | GDI123854 | Fidelity Treasury Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218708 | 399874817 | Growth Fund of America (The), Class R-6
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000218708 | 831681812 | Smallcap World Fund, Inc., Class R-6
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000218708 | 648018810 | New Perspective Fund, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000218708 | 023375819 | AMCAP Fund, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000218708 | 643822810 | New Economy Fund (The), Class R-6
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218708 | 461308819 | Investment Company of America (The), Class R-6
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218708 | 360802813 | American Funds Fundamental Investors, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218708 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.30%
C000218708 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000218708 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000218708 | Equities023375819
Holdings [Line Items]
Percent of Total Investments	99.70%
C000192501 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000192501 | GDI123854 | Fidelity Treasury Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000192501 | 05580W841 | BNY Mellon Core Plus Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000192501 | 05587N828 | BNY Mellon Global Real Return Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000192501 | 05587A859 | BNY Mellon Natural Resources Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192501 | 464288372 | iShares Global Infrastructure ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192501 | 05588F832 | BNY Mellon Global Real Estate Securities Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000192501 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.40%
C000192501 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000192501 | Equity
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000192501 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000192501 | Equities464288372
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192501 | Fixed Income - Other05580W841
Holdings [Line Items]
Percent of Total Investments	94.60%
C000192501 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000218709 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000218709 | 46432F339 | iShares MSCI USA Quality Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000218709 | 464287309 | iShares S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000218709 | 09290C103 | iShares U.S. Equity Factor Rotation Active ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000218709 | 464287408 | iShares S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000218709 | 464288877 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218709 | 464288885 | iShares MSCI EAFE Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218709 | 464287721 | iShares U.S. Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218709 | 46434G103 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218709 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218709 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.40%
C000218709 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218709 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000218709 | Equities46434G103
Holdings [Line Items]
Percent of Total Investments	99.60%
C000230899 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000230899 | GDI123854 | Fidelity Treasury Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230899 | 31617L798 | Fidelity Total Bond Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000230899 | 316188101 | Fidelity Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000230899 | 31635T807 | Fidelity Investment Grade Bond Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000230899 | 464288588 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000230899 | 46138G805 | Invesco Taxable Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000230899 | 31641Q755 | Fidelity New Markets Income Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000230899 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230899 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230899 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000230899 | Fixed Income - Other316188101
Holdings [Line Items]
Percent of Total Investments	35.90%
C000230899 | Fixed Income - Other31635T807
Holdings [Line Items]
Percent of Total Investments	63.20%
C000218710 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218710 | GDI123854 | Fidelity Treasury Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218710 | 315911750 | Fidelity 500 Index Fund, Institutional Premium Class
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000218710 | 316146315 | Fidelity Global ex US Index Fund, Institutional Premium Class
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000218710 | 316146182 | Fidelity Small Cap Index Fund, Institutional Premium Class
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000218710 | 316146265 | Fidelity Mid Cap Index Fund, Institutional Premium Class
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218710 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.50%
C000218710 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218710 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000218710 | Equities315911750
Holdings [Line Items]
Percent of Total Investments	99.50%
C000218711 | 316391739 | Fidelity Advisor Technology Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000218711 | 316391309 | Fidelity Advisor Communication Services Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000218711 | 316092402 | Fidelity MSCI Energy Index ETF
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000218711 | 316092204 | Fidelity MSCI Consumer Discretionary Index ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218711 | 316092865 | Fidelity MSCI Utilities Index ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000218711 | 316092600 | Fidelity MSCI Health Care Index ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000218711 | 316092501 | Fidelity MSCI Financials Index ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000218711 | 316092881 | Fidelity MSCI Materials Index ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000218711 | 315918177 | Fidelity Advisor Semiconductors Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218711 | 316092709 | Fidelity MSCI Industrials Index ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218711 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.20%
C000218711 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000218711 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000218711 | Equities316092204
Holdings [Line Items]
Percent of Total Investments	53.70%
C000218711 | Equities315918177
Holdings [Line Items]
Percent of Total Investments	46.10%
C000248139 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248139 | 922908769 | Vanguard Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000248139 | 921909768 | Vanguard Total International Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000248139 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000248139 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000248139 | 922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000248139 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000248139 | 922908751 | Vanguard Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248139 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	1.00%
C000248139 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248139 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000248139 | Equities921943858
Holdings [Line Items]
Percent of Total Investments	99.00%
C000230900 | 46138J619 | Invesco Russell 1000 Dynamic Multifactor ETF
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000230900 | 46137V241 | Invesco S&P 500 Quality ETF
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000230900 | 46138E354 | Invesco S&P 500 Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000230900 | 46138E230 | Invesco S&P International Developed Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000230900 | 46138E297 | Invesco S&P Emerging Markets Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000230900 | 46138J437 | Invesco International Developed Dynamic Multifactor ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230900 | 46138J593 | Invesco Russell 2000 Dynamic Multifactor ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230900 | 46138E339 | Invesco S&P 500 Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230900 | 46138G698 | Invesco S&P 500 Revenue ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230900 | 46137V225 | Invesco S&P MidCap 400 GARP ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230900 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230900 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230900 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000230900 | Equities46137V241
Holdings [Line Items]
Percent of Total Investments	99.50%
C000230901 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230901 | GDI123854 | Fidelity Treasury Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230901 | 47103D108 | Janus Henderson Balanced Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000230901 | 47103D207 | Janus Henderson Contrarian Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230901 | 47103U852 | Janus Henderson Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000230901 | 47103D827 | Janus Henderson Research Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230901 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.10%
C000230901 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230901 | Equity
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000230901 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000230901 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000230901 | Fixed Income - Other47103U852
Holdings [Line Items]
Percent of Total Investments	7.40%
C000230901 | Mixed Allocation47103D108
Holdings [Line Items]
Percent of Total Investments	92.50%
C000192505 | 46641Q399 | JPMorgan BetaBuilders US Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000192505 | 46641Q134 | JPMorgan International Research Enhanced Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000192505 | 48121L817 | JPMorgan US Equity Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000192505 | 48121L833 | JPMorgan Large Cap Value Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000192505 | 48121L841 | JPMorgan Large Cap Growth Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000192505 | 46654Q740 | JPMorgan Global Select Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000192505 | 48121L122 | JPMorgan Emerging Markets Equity Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000192505 | 46645V626 | JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000192505 | 46641Q324 | JPMorgan International Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000192505 | 46654Q757 | JPMorgan International Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000192505 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.30%
C000192505 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000192505 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000192505 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000192505 | Equities46641Q324
Holdings [Line Items]
Percent of Total Investments	60.10%
C000192505 | Equities48121L122
Holdings [Line Items]
Percent of Total Investments	39.60%
C000192506 | 46641Q399 | JPMorgan BetaBuilders US Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000192506 | 46641Q134 | JPMorgan International Research Enhanced Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000192506 | 48121L817 | JPMorgan US Equity Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000192506 | 48121L833 | JPMorgan Large Cap Value Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000192506 | 48121L841 | JPMorgan Large Cap Growth Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000192506 | 46654Q740 | JPMorgan Global Select Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000192506 | 46645V626 | JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000192506 | 4812C0134 | JPMorgan Core Plus Bond Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000192506 | 46654Q716 | JPMorgan Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000192506 | 46641Q241 | JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000192506 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.20%
C000192506 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000192506 | Equity
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000192506 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000192506 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000192506 | Equities46641Q324
Holdings [Line Items]
Percent of Total Investments	53.60%
C000192506 | Fixed Income - Other4812C0134
Holdings [Line Items]
Percent of Total Investments	46.20%
C000192508 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000192508 | GDI123854 | Fidelity Treasury Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000192508 | 58510R788 | Meeder Muirfield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000192508 | 58510R762 | Meeder Dynamic Allocation Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000192508 | 58510R655 | Meeder Spectrum Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000192508 | 58510R721 | Meeder Balanced Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000192508 | 58510R630 | Meeder Moderate Allocation Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000192508 | 58510R846 | Meeder Conservative Allocation Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000192508 | 58510R671 | Meeder Tactical Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192508 | 89833W394 | Performance Trust Total Return Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000192508 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.30%
C000192508 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000192508 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.50%
C000192508 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000192508 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000192508 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000192508 | Mixed Allocation58510R721
Holdings [Line Items]
Percent of Total Investments	99.70%
C000192513 | 55273H353 | MFS Value Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000192513 | 552985673 | MFS Growth Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000192513 | 552981391 | MFS Research Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000192513 | 552987554 | MFS Mid Cap Growth Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000192513 | 55273W475 | MFS Mid Cap Value Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000192513 | 55273H361 | MFS Research International Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000192513 | 46431W853 | iShares GSCI Commodity Dynamic Roll Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000192513 | 552982720 | MFS Global Real Estate Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000192513 | 552966806 | MFS International Equity Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192513 | 552743445 | MFS International Large Cap Value Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192513 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.40%
C000192513 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000192513 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000192513 | Commodity46431W853
Holdings [Line Items]
Percent of Total Investments	14.70%
C000192513 | Equities552982720
Holdings [Line Items]
Percent of Total Investments	84.90%
C000192513 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000192503 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000192503 | GDI123854 | Fidelity Treasury Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000192503 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000192503 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000192503 | 693390882 | PIMCO International Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000192503 | 72201U638 | PIMCO Mortgage Opportunities and Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000192503 | 722005816 | PIMCO Investment Grade Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000192503 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.40%
C000192503 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000192503 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000192503 | Fixed Income - Other72201F490
Holdings [Line Items]
Percent of Total Investments	99.60%
C000218712 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000218712 | GDI123854 | Fidelity Treasury Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218712 | 47103D207 | Janus Henderson Contrarian Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218712 | 47103U852 | Janus Henderson Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000218712 | 47103D827 | Janus Henderson Research Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000218712 | 47103D504 | Janus Henderson Flexible Bond Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000218712 | 47103D850 | Janus Henderson High-Yield Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000218712 | 47103D868 | Janus Henderson Growth and Income Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000218712 | 47103X484 | Janus Henderson Global Equity Income Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000218712 | 47103D835 | Janus Henderson Overseas Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000218712 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.20%
C000218712 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000218712 | Equity
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000218712 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000218712 | Fixed Income - Other47103U852
Holdings [Line Items]
Percent of Total Investments	15.90%
C000218712 | Equities47103D207
Holdings [Line Items]
Percent of Total Investments	83.90%
C000248140 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248140 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000248140 | 92206C714 | Vanguard Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000248140 | 92206C680 | Vanguard Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000248140 | 922908652 | Vanguard Extended Market ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000248140 | 92206C664 | Vanguard Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248140 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.20%
C000248140 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248140 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000248140 | Equities922908652
Holdings [Line Items]
Percent of Total Investments	99.80%